Document and Entity Information	Jul. 08, 2024
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001575828
Document Type	8-K
Document Period End Date	Jul. 08, 2024
Entity Registrant Name	Expro Group Holdings N.V.
Entity Incorporation State Country Code	P7
Entity File Number	001-36053
Entity Tax Identification Number	98-1107145
Entity Address, Address Line One	1311 Broadfield Blvd.
Entity Address, Address Line Two	Suite 400
Entity Address, City or Town	Houston
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77084
City Area Code	(713)
Local Phone Number	463-9776
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, €0.06 nominal value
Trading Symbol	XPRO
Security Exchange Name	NYSE
Entity Emerging Growth Company	false